Organization and Reorganization (Tables)	12 Months Ended
Dec. 31, 2021
Organization and Reorganization
Schedule of principal subsidiaries, major VIEs and major subsidiaries of VIEs

	Place and	Percentage of
	year of	direct or indirect
Major Subsidiaries	incorporation	economic ownership	Principal activities
TuanChe Information Limited (“TuanChe Information”)	Hong Kong, PRC 2012	100	Investment holding
TuanYuan Internet Technology (Beijing) Co., Ltd. (“TuanYuan”)	Beijing, PRC 2013	100	Technical support and consulting services, auto shows, special promotion events, online marketing services
Longye International Limited (“Longye”)	Cayman Islands 2018	100	Investment holding
Long Ye Information Technology Limited	Hong Kong, PRC 2018	100	Investment holding
Beijing Sangu Maolu Information Technology Co., Ltd. (“Sangu Maolu”)	Beijing, PRC 2019	100	Technical support and consulting services
Chema Technology (Beijing) Co., Ltd. (“Chema”)	Beijing, PRC 2018	100	Technical support and consulting services

	Place and	Percentage of
	year of	direct or indirect
Major VIEs	incorporation	economic ownership	Principal activities
TuanChe Internet Information Service (Beijing) Co., Ltd. (“TuanChe Internet”)	Beijing, PRC 2012	100	Auto shows, special promotion events, online marketing services
Shenzhen Drive New Media Co., Ltd. (“Drive New Media”)	Shenzhen, PRC 2013	100	Subscription and support services
Beijing Internet Drive Technology Co., Ltd. (“Internet Drive Technology”)	Beijing, PRC 2018	100	Technical support and consulting services
Tansuojixian Technology (Beijing) Co., Ltd. (“Tansuojixian”)	Beijing, PRC 2018	100	Technical support and consulting services

1.Organization and Reorganization (Continued)

	Place and	Percentage of
	year of	direct or indirect
Major subsidiaries of VIEs	incorporation	economic ownership	Principal activities
TuanChe (Beijing) Automobile Sales Service Co., Ltd. (“TuanChe Automobile”)	Beijing, PRC 2015	100	Remain dormant
Aikesipo Exhibition Display (Tianjin) Co., Ltd.	Tianjin, PRC 2017	55	Auto shows

Schedule of consolidated financial statements

	As of December 31,
	2020	2021
	RMB	RMB
ASSETS
Current assets:
Cash and cash equivalents	20,178	4,974
Amount due from the subsidiaries of the Group	73,036	91,767
Other current assets	18,132	29,100
Total current assets	111,346	125,841
Non-current assets:
Property, equipment and software, net	578	379
Long-term investments	8,949	5,357
Other non-current assets	2,003	1,025
Total non-current assets	11,530	6,761
TOTAL ASSETS	122,876	132,602
Current liabilities:
Short term borrowings	—	4,000
Accounts payable	3,827	395
Advance from customers	4,649	4,321
Salary and welfare benefits payable	31,115	24,047
Other taxes payable	12,860	12,323
Short-term operating lease liabilities	1,025	1,025
Current portion of deferred revenue	4,054	4,139
Other current liabilities	8,795	3,816
Account due to subsidiaries of the Group	210,102	253,003
Total current liabilities	276,427	307,069
Total non-current liabilities	1,163	98
TOTAL LIABILITIES	277,590	307,167

	For the year ended
	December 31,	December 31,	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Net revenues	144,115	104,819	93,975
Net income/(loss)	7,450	(3,462)	(30,565)

	For the year ended
	December 31,	December 31,	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Net cash used in operating activities	(6,612)	(4,945)	(22,124)
Net cash (used in)/generated from investing activities	(5,418)	12,050	2,920
Net cash (used in) /generated from financing activities	—	(63)	4,000
Net (decrease)/increase in cash, cash equivalent and restricted cash	(12,030)	7,042	(15,204)